UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/26

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement Emerging Markets Equity Portfolio

Investor Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Shares	$60	1.09%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Investor Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,473	$10,503
8/16	$10,616	$10,764
9/16	$10,882	$10,903
10/16	$10,955	$10,929
11/16	$10,345	$10,426
12/16	$10,583	$10,449
1/17	$11,125	$11,020
2/17	$11,439	$11,358
3/17	$11,730	$11,644
4/17	$11,935	$11,899
5/17	$12,032	$12,251
6/17	$11,975	$12,375
7/17	$12,626	$13,112
8/17	$12,875	$13,405
9/17	$12,772	$13,351
10/17	$13,070	$13,819
11/17	$13,030	$13,847
12/17	$13,561	$14,344
1/18	$14,661	$15,540
2/18	$14,009	$14,823
3/18	$13,823	$14,547
4/18	$13,422	$14,483
5/18	$12,508	$13,970
6/18	$11,938	$13,389
7/18	$12,287	$13,684
8/18	$11,645	$13,314
9/18	$11,744	$13,243
10/18	$11,127	$12,090
11/18	$11,482	$12,588
12/18	$11,077	$12,254
1/19	$12,341	$13,327
2/19	$11,959	$13,357
3/19	$11,894	$13,469
4/19	$12,168	$13,753
5/19	$11,625	$12,755
6/19	$12,233	$13,551
7/19	$11,977	$13,385
8/19	$11,353	$12,733
9/19	$11,768	$12,976
10/19	$12,225	$13,523
11/19	$12,219	$13,504
12/19	$13,110	$14,512
1/20	$12,316	$13,835
2/20	$11,461	$13,106
3/20	$9,119	$11,087
4/20	$9,745	$12,103
5/20	$9,938	$12,196
6/20	$10,215	$13,092
7/20	$10,739	$14,262
8/20	$10,611	$14,577
9/20	$10,443	$14,343
10/20	$10,424	$14,639
11/20	$11,939	$15,993
12/20	$12,975	$17,168
1/21	$12,987	$17,695
2/21	$13,254	$17,830
3/21	$13,626	$17,561
4/21	$13,769	$17,998
5/21	$14,489	$18,415
6/21	$14,390	$18,447
7/21	$13,812	$17,206
8/21	$14,184	$17,656
9/21	$13,771	$16,954
10/21	$13,790	$17,122
11/21	$13,188	$16,424
12/21	$13,727	$16,732
1/22	$14,019	$16,415
2/22	$13,391	$15,925
3/22	$13,175	$15,565
4/22	$12,464	$14,699
5/22	$12,883	$14,764
6/22	$11,627	$13,783
7/22	$11,760	$13,749
8/22	$11,621	$13,806
9/22	$10,395	$12,188
10/22	$10,521	$11,809
11/22	$11,996	$13,561
12/22	$11,673	$13,370
1/23	$12,727	$14,426
2/23	$12,273	$13,491
3/23	$12,602	$13,899
4/23	$12,721	$13,742
5/23	$12,438	$13,511
6/23	$13,235	$14,024
7/23	$13,795	$14,897
8/23	$13,194	$13,979
9/23	$13,069	$13,614
10/23	$12,811	$13,085
11/23	$13,722	$14,132
12/23	$14,313	$14,684
1/24	$13,812	$14,003
2/24	$14,431	$14,669
3/24	$14,661	$15,032
4/24	$14,751	$15,099
5/24	$15,112	$15,185
6/24	$15,502	$15,784
7/24	$15,641	$15,831
8/24	$16,061	$16,086
9/24	$16,991	$17,160
10/24	$15,975	$16,397
11/24	$15,607	$15,808
12/24	$15,413	$15,786
1/25	$16,090	$16,068
2/25	$16,104	$16,146
3/25	$16,371	$16,249
4/25	$16,796	$16,462
5/25	$17,502	$17,164
6/25	$18,597	$18,196
7/25	$18,713	$18,551
8/25	$19,173	$18,789
9/25	$19,871	$20,133
10/25	$21,021	$20,974
11/25	$21,274	$20,473
12/25	$21,904	$21,085
1/26	$23,983	$22,952
2/26	$25,423	$24,213
3/26	$23,345	$21,050
4/26	$25,638	$24,147
5/26	$27,316	$26,486
6/26	$26,863	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Investor Shares	44.44%	13.30%	10.39%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$484,232,999
# of Portfolio Holdings	88
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,320,417

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.5%
MediaTek, Inc.	2.7%
NetEase, Inc.	2.1%
Wiwynn Corp.	2.0%
China Construction Bank Corp., Class H	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
OTP Bank Nyrt	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	28.0%
Financials	23.6%
Communication Services	9.5%
Consumer Discretionary	9.0%
Energy	7.0%
Consumer Staples	5.9%
Industrials	5.6%
Materials	4.4%
Health Care	3.0%
Other (includes short-term investments)	4.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement Emerging Markets Equity Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$74	1.34%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Service Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,468	$10,503
8/16	$10,610	$10,764
9/16	$10,872	$10,903
10/16	$10,945	$10,929
11/16	$10,336	$10,426
12/16	$10,570	$10,449
1/17	$11,110	$11,020
2/17	$11,420	$11,358
3/17	$11,707	$11,644
4/17	$11,910	$11,899
5/17	$12,006	$12,251
6/17	$11,944	$12,375
7/17	$12,591	$13,112
8/17	$12,837	$13,405
9/17	$12,736	$13,351
10/17	$13,030	$13,819
11/17	$12,984	$13,847
12/17	$13,511	$14,344
1/18	$14,605	$15,540
2/18	$13,952	$14,823
3/18	$13,763	$14,547
4/18	$13,362	$14,483
5/18	$12,446	$13,970
6/18	$11,879	$13,389
7/18	$12,222	$13,684
8/18	$11,585	$13,314
9/18	$11,676	$13,243
10/18	$11,062	$12,090
11/18	$11,412	$12,588
12/18	$11,004	$12,254
1/19	$12,262	$13,327
2/19	$11,876	$13,357
3/19	$11,812	$13,469
4/19	$12,081	$13,753
5/19	$11,536	$12,755
6/19	$12,145	$13,551
7/19	$11,888	$13,385
8/19	$11,263	$12,733
9/19	$11,676	$12,976
10/19	$12,120	$13,523
11/19	$12,114	$13,504
12/19	$13,000	$14,512
1/20	$12,202	$13,835
2/20	$11,357	$13,106
3/20	$9,035	$11,087
4/20	$9,650	$12,103
5/20	$9,845	$12,196
6/20	$10,111	$13,092
7/20	$10,631	$14,262
8/20	$10,496	$14,577
9/20	$10,332	$14,343
10/20	$10,314	$14,639
11/20	$11,808	$15,993
12/20	$12,834	$17,168
1/21	$12,841	$17,695
2/21	$13,096	$17,830
3/21	$13,466	$17,561
4/21	$13,606	$17,998
5/21	$14,310	$18,415
6/21	$14,207	$18,447
7/21	$13,636	$17,206
8/21	$14,000	$17,656
9/21	$13,592	$16,954
10/21	$13,610	$17,122
11/21	$13,010	$16,424
12/21	$13,536	$16,732
1/22	$13,821	$16,415
2/22	$13,202	$15,925
3/22	$12,991	$15,565
4/22	$12,285	$14,699
5/22	$12,694	$14,764
6/22	$11,455	$13,783
7/22	$11,586	$13,749
8/22	$11,445	$13,806
9/22	$10,240	$12,188
10/22	$10,355	$11,809
11/22	$11,804	$13,561
12/22	$11,490	$13,370
1/23	$12,522	$14,426
2/23	$12,067	$13,491
3/23	$12,394	$13,899
4/23	$12,509	$13,742
5/23	$12,227	$13,511
6/23	$13,010	$14,024
7/23	$13,555	$14,897
8/23	$12,963	$13,979
9/23	$12,835	$13,614
10/23	$12,579	$13,085
11/23	$13,476	$14,132
12/23	$14,049	$14,684
1/24	$13,557	$14,003
2/24	$14,157	$14,669
3/24	$14,380	$15,032
4/24	$14,460	$15,099
5/24	$14,818	$15,185
6/24	$15,196	$15,784
7/24	$15,331	$15,831
8/24	$15,735	$16,086
9/24	$16,648	$17,160
10/24	$15,651	$16,397
11/24	$15,289	$15,808
12/24	$15,093	$15,786
1/25	$15,749	$16,068
2/25	$15,756	$16,146
3/25	$16,021	$16,249
4/25	$16,432	$16,462
5/25	$17,122	$17,164
6/25	$18,189	$18,196
7/25	$18,293	$18,551
8/25	$18,741	$18,789
9/25	$19,414	$20,133
10/25	$20,538	$20,974
11/25	$20,781	$20,473
12/25	$21,397	$21,085
1/26	$23,417	$22,952
2/26	$24,820	$24,213
3/26	$22,787	$21,050
4/26	$25,021	$24,147
5/26	$26,654	$26,486
6/26	$26,202	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Service Shares	44.06%	13.02%	10.11%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$484,232,999
# of Portfolio Holdings	88
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,320,417

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.5%
MediaTek, Inc.	2.7%
NetEase, Inc.	2.1%
Wiwynn Corp.	2.0%
China Construction Bank Corp., Class H	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
OTP Bank Nyrt	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	28.0%
Financials	23.6%
Communication Services	9.5%
Consumer Discretionary	9.0%
Energy	7.0%
Consumer Staples	5.9%
Industrials	5.6%
Materials	4.4%
Health Care	3.0%
Other (includes short-term investments)	4.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investor Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Shares	$46	0.90%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
1/19	$10,551	$10,000	$10,000
2/19	$10,749	$10,301	$10,122
3/19	$10,870	$10,436	$10,251
4/19	$10,999	$10,806	$10,418
5/19	$10,672	$10,183	$10,188
6/19	$11,189	$10,854	$10,637
7/19	$11,197	$10,907	$10,648
8/19	$11,097	$10,684	$10,647
9/19	$11,157	$10,912	$10,707
10/19	$11,304	$11,189	$10,879
11/19	$11,494	$11,501	$10,989
12/19	$11,779	$11,845	$11,185
1/20	$11,736	$11,773	$11,223
2/20	$10,968	$10,778	$10,786
3/20	$9,975	$9,352	$9,952
4/20	$10,208	$10,373	$10,593
5/20	$10,424	$10,874	$10,872
6/20	$10,571	$11,162	$11,064
7/20	$10,950	$11,696	$11,505
8/20	$11,276	$12,477	$11,881
9/20	$11,083	$12,047	$11,654
10/20	$10,899	$11,678	$11,481
11/20	$11,549	$13,171	$12,320
12/20	$11,892	$13,729	$12,663
1/21	$11,760	$13,593	$12,545
2/21	$11,804	$13,941	$12,598
3/21	$11,997	$14,405	$12,686
4/21	$12,375	$15,075	$13,061
5/21	$12,542	$15,292	$13,217
6/21	$12,613	$15,520	$13,257
7/21	$12,859	$15,798	$13,464
8/21	$13,048	$16,191	$13,603
9/21	$12,569	$15,519	$13,200
10/21	$13,085	$16,398	$13,558
11/21	$12,904	$16,039	$13,390
12/21	$13,338	$16,724	$13,666
1/22	$12,705	$15,839	$13,165
2/22	$12,479	$15,439	$12,920
3/22	$12,370	$15,862	$12,901
4/22	$11,538	$14,545	$12,011
5/22	$11,584	$14,556	$12,032
6/22	$10,969	$13,295	$11,318
7/22	$11,421	$14,350	$11,888
8/22	$10,917	$13,750	$11,405
9/22	$10,205	$12,472	$10,582
10/22	$10,465	$13,368	$10,925
11/22	$11,119	$14,297	$11,562
12/22	$11,033	$13,690	$11,348
1/23	$11,456	$14,659	$11,936
2/23	$11,061	$14,307	$11,594
3/23	$11,398	$14,749	$11,956
4/23	$11,533	$15,007	$12,087
5/23	$11,264	$14,857	$11,909
6/23	$11,639	$15,756	$12,269
7/23	$11,812	$16,285	$12,517
8/23	$11,632	$15,896	$12,282
9/23	$11,194	$15,210	$11,838
10/23	$10,990	$14,769	$11,595
11/23	$11,744	$16,154	$12,431
12/23	$12,253	$16,947	$12,995
1/24	$12,304	$17,150	$12,983
2/24	$12,569	$17,877	$13,176
3/24	$12,864	$18,452	$13,424
4/24	$12,416	$17,766	$13,006
5/24	$12,844	$18,560	$13,381
6/24	$12,926	$18,937	$13,527
7/24	$13,262	$19,271	$13,833
8/24	$13,618	$19,780	$14,180
9/24	$13,781	$20,143	$14,430
10/24	$13,414	$19,743	$14,045
11/24	$13,720	$20,649	$14,391
12/24	$13,313	$20,111	$14,049
1/25	$13,639	$20,821	$14,337
2/25	$13,710	$20,671	$14,388
3/25	$13,506	$19,750	$14,112
4/25	$13,598	$19,926	$14,382
5/25	$13,903	$21,105	$14,782
6/25	$14,270	$22,016	$15,241
7/25	$14,209	$22,300	$15,226
8/25	$14,582	$22,881	$15,535
9/25	$14,868	$23,617	$15,836
10/25	$15,101	$24,090	$15,974
11/25	$15,239	$24,158	$16,015
12/25	$15,440	$24,353	$16,101
1/26	$15,896	$24,898	$16,356
2/26	$16,256	$25,080	$16,508
3/26	$15,239	$23,483	$15,728
4/26	$16,087	$25,735	$16,581
5/26	$16,458	$26,907	$16,986
6/26	$16,373	$26,714	$16,865

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	14.74%	5.36%	6.80%
MSCI World Index	21.34%	11.47%	15.14%
GDMA Index	10.65%	4.93%	7.87%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$19,035,304
# of Portfolio Holdings	474
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.1%
Apple, Inc.	3.1%
Alphabet, Inc., Class C	2.8%
Amazon.com, Inc.	2.1%
Microsoft Corp.	1.8%
Broadcom, Inc.	1.2%
Micron Technology, Inc.	1.0%
Bermuda Government International Bonds, 2.375%, due 08/20/30	0.9%
Eli Lilly & Co.	0.9%
ASML Holding NV	0.9%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.1%
Sovereign Debt	14.1%
Financials	13.0%
Industrials	8.6%
Health Care	6.8%
Consumer Discretionary	6.4%
Communication Services	6.0%
Consumer Staples	4.3%
Other (includes short-term investments)	20.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$54	1.05%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Service Shares	MSCI World Index	GDMA Index
6/16	$10,000	$10,000	$10,000
7/16	$10,280	$10,422	$10,249
8/16	$10,196	$10,431	$10,228
9/16	$10,264	$10,487	$10,284
10/16	$10,009	$10,284	$10,041
11/16	$9,949	$10,431	$9,914
12/16	$10,076	$10,681	$10,010
1/17	$10,298	$10,939	$10,187
2/17	$10,537	$11,242	$10,353
3/17	$10,647	$11,362	$10,416
4/17	$10,826	$11,530	$10,551
5/17	$11,040	$11,774	$10,745
6/17	$11,065	$11,820	$10,761
7/17	$11,321	$12,102	$10,980
8/17	$11,389	$12,119	$11,042
9/17	$11,569	$12,391	$11,116
10/17	$11,749	$12,626	$11,200
11/17	$12,023	$12,899	$11,384
12/17	$12,145	$13,074	$11,480
1/18	$12,667	$13,764	$11,852
2/18	$12,190	$13,194	$11,554
3/18	$12,091	$12,906	$11,489
4/18	$12,082	$13,054	$11,463
5/18	$12,136	$13,136	$11,456
6/18	$12,073	$13,130	$11,428
7/18	$12,352	$13,540	$11,597
8/18	$12,485	$13,708	$11,674
9/18	$12,512	$13,784	$11,657
10/18	$11,771	$12,772	$11,164
11/18	$11,880	$12,917	$11,244
12/18	$11,347	$11,935	$10,931
1/19	$11,973	$12,863	$11,439
2/19	$12,197	$13,250	$11,578
3/19	$12,334	$13,424	$11,727
4/19	$12,481	$13,900	$11,917
5/19	$12,110	$13,098	$11,654
6/19	$12,696	$13,961	$12,167
7/19	$12,706	$14,030	$12,180
8/19	$12,592	$13,743	$12,180
9/19	$12,670	$14,036	$12,247
10/19	$12,827	$14,393	$12,444
11/19	$13,042	$14,794	$12,570
12/19	$13,366	$15,237	$12,795
1/20	$13,307	$15,144	$12,838
2/20	$12,445	$13,864	$12,338
3/20	$11,309	$12,029	$11,384
4/20	$11,574	$13,344	$12,117
5/20	$11,818	$13,988	$12,436
6/20	$11,985	$14,358	$12,656
7/20	$12,416	$15,045	$13,161
8/20	$12,776	$16,050	$13,590
9/20	$12,557	$15,497	$13,331
10/20	$12,348	$15,021	$13,133
11/20	$13,075	$16,942	$14,092
12/20	$13,474	$17,660	$14,486
1/21	$13,324	$17,485	$14,350
2/21	$13,364	$17,933	$14,410
3/21	$13,583	$18,529	$14,511
4/21	$14,011	$19,392	$14,941
5/21	$14,201	$19,671	$15,119
6/21	$14,280	$19,964	$15,165
7/21	$14,549	$20,322	$15,401
8/21	$14,764	$20,828	$15,561
9/21	$14,211	$19,963	$15,100
10/21	$14,805	$21,093	$15,509
11/21	$14,590	$20,631	$15,316
12/21	$15,082	$21,513	$15,633
1/22	$14,365	$20,375	$15,059
2/22	$14,108	$19,859	$14,779
3/22	$13,986	$20,404	$14,757
4/22	$13,043	$18,709	$13,740
5/22	$13,094	$18,724	$13,764
6/22	$12,397	$17,102	$12,947
7/22	$12,910	$18,460	$13,598
8/22	$12,331	$17,688	$13,046
9/22	$11,525	$16,044	$12,104
10/22	$11,819	$17,196	$12,497
11/22	$12,548	$18,391	$13,226
12/22	$12,461	$17,610	$12,981
1/23	$12,930	$18,856	$13,653
2/23	$12,494	$18,403	$13,262
3/23	$12,864	$18,972	$13,677
4/23	$13,017	$19,304	$13,827
5/23	$12,712	$19,111	$13,623
6/23	$13,126	$20,267	$14,034
7/23	$13,333	$20,948	$14,318
8/23	$13,117	$20,448	$14,049
9/23	$12,622	$19,566	$13,541
10/23	$12,403	$18,998	$13,264
11/23	$13,244	$20,779	$14,220
12/23	$13,809	$21,799	$14,864
1/24	$13,866	$22,061	$14,851
2/24	$14,166	$22,996	$15,073
3/24	$14,500	$23,735	$15,356
4/24	$13,993	$22,853	$14,877
5/24	$14,477	$23,874	$15,307
6/24	$14,570	$24,360	$15,474
7/24	$14,950	$24,789	$15,824
8/24	$15,342	$25,444	$16,220
9/24	$15,515	$25,910	$16,506
10/24	$15,100	$25,396	$16,066
11/24	$15,457	$26,562	$16,462
12/24	$14,996	$25,869	$16,071
1/25	$15,342	$26,782	$16,400
2/25	$15,434	$26,589	$16,459
3/25	$15,192	$25,406	$16,143
4/25	$15,307	$25,631	$16,452
5/25	$15,641	$27,149	$16,910
6/25	$16,056	$28,320	$17,435
7/25	$15,987	$28,685	$17,417
8/25	$16,396	$29,433	$17,771
9/25	$16,719	$30,379	$18,114
10/25	$16,983	$30,988	$18,273
11/25	$17,127	$31,075	$18,320
12/25	$17,354	$31,326	$18,418
1/26	$17,869	$32,027	$18,710
2/26	$18,264	$32,262	$18,883
3/26	$17,115	$30,207	$17,992
4/26	$18,073	$33,104	$18,966
5/26	$18,480	$34,611	$19,430
6/26	$18,396	$34,363	$19,292

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Service Shares	14.57%	5.20%	6.29%
MSCI World Index	21.34%	11.47%	13.14%
GDMA Index	10.65%	4.93%	6.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$19,035,304
# of Portfolio Holdings	474
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.1%
Apple, Inc.	3.1%
Alphabet, Inc., Class C	2.8%
Amazon.com, Inc.	2.1%
Microsoft Corp.	1.8%
Broadcom, Inc.	1.2%
Micron Technology, Inc.	1.0%
Bermuda Government International Bonds, 2.375%, due 08/20/30	0.9%
Eli Lilly & Co.	0.9%
ASML Holding NV	0.9%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.1%
Sovereign Debt	14.1%
Financials	13.0%
Industrials	8.6%
Health Care	6.8%
Consumer Discretionary	6.4%
Communication Services	6.0%
Consumer Staples	4.3%
Other (includes short-term investments)	20.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Retirement International Equity Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$59	1.13%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Service Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,234	$10,507
8/16	$10,129	$10,514
9/16	$10,313	$10,643
10/16	$9,835	$10,426
11/16	$9,651	$10,218
12/16	$9,819	$10,567
1/17	$9,955	$10,874
2/17	$10,065	$11,030
3/17	$10,354	$11,333
4/17	$10,651	$11,622
5/17	$11,050	$12,048
6/17	$10,982	$12,027
7/17	$11,347	$12,374
8/17	$11,304	$12,369
9/17	$11,510	$12,677
10/17	$11,691	$12,869
11/17	$11,871	$13,004
12/17	$12,012	$13,213
1/18	$12,611	$13,876
2/18	$11,934	$13,249
3/18	$11,968	$13,011
4/18	$11,979	$13,308
5/18	$11,812	$13,009
6/18	$11,657	$12,850
7/18	$11,835	$13,166
8/18	$11,610	$12,912
9/18	$11,733	$13,024
10/18	$10,866	$11,987
11/18	$10,855	$11,972
12/18	$10,341	$11,391
1/19	$10,918	$12,139
2/19	$11,291	$12,449
3/19	$11,375	$12,527
4/19	$11,700	$12,880
5/19	$11,315	$12,261
6/19	$11,952	$12,988
7/19	$11,712	$12,824
8/19	$11,463	$12,491
9/19	$11,753	$12,849
10/19	$11,994	$13,311
11/19	$12,091	$13,461
12/19	$12,513	$13,898
1/20	$12,284	$13,608
2/20	$11,379	$12,378
3/20	$9,605	$10,726
4/20	$10,160	$11,419
5/20	$10,691	$11,916
6/20	$10,981	$12,322
7/20	$11,427	$12,609
8/20	$12,039	$13,257
9/20	$11,771	$12,913
10/20	$11,249	$12,397
11/20	$12,906	$14,319
12/20	$13,544	$14,985
1/21	$13,251	$14,825
2/21	$13,430	$15,158
3/21	$13,774	$15,506
4/21	$14,246	$15,973
5/21	$14,577	$16,494
6/21	$14,284	$16,308
7/21	$14,361	$16,431
8/21	$14,725	$16,721
9/21	$14,282	$16,235
10/21	$14,647	$16,635
11/21	$13,826	$15,860
12/21	$14,334	$16,672
1/22	$13,774	$15,867
2/22	$13,552	$15,586
3/22	$13,357	$15,686
4/22	$12,549	$14,672
5/22	$12,888	$14,782
6/22	$11,845	$13,410
7/22	$12,301	$14,078
8/22	$11,601	$13,410
9/22	$10,543	$12,155
10/22	$11,049	$12,809
11/22	$12,351	$14,252
12/22	$12,183	$14,263
1/23	$13,286	$15,418
2/23	$12,873	$15,096
3/23	$13,240	$15,470
4/23	$13,424	$15,907
5/23	$12,918	$15,234
6/23	$13,746	$15,927
7/23	$14,007	$16,443
8/23	$13,512	$15,813
9/23	$12,984	$15,273
10/23	$12,564	$14,653
11/23	$13,667	$16,014
12/23	$14,117	$16,864
1/24	$13,993	$16,961
2/24	$14,490	$17,272
3/24	$15,003	$17,840
4/24	$14,475	$17,383
5/24	$15,205	$18,056
6/24	$14,863	$17,765
7/24	$15,515	$18,286
8/24	$16,177	$18,881
9/24	$16,337	$19,055
10/24	$15,312	$18,019
11/24	$15,296	$17,916
12/24	$14,912	$17,509
1/25	$15,793	$18,429
2/25	$16,273	$18,787
3/25	$16,209	$18,711
4/25	$16,850	$19,568
5/25	$17,715	$20,463
6/25	$18,243	$20,914
7/25	$17,907	$20,620
8/25	$18,563	$21,500
9/25	$19,292	$21,911
10/25	$19,292	$22,169
11/25	$19,410	$22,306
12/25	$19,851	$22,976
1/26	$21,070	$24,175
2/26	$22,035	$25,293
3/26	$19,918	$22,690
4/26	$21,036	$24,381
5/26	$21,714	$25,129
6/26	$21,680	$25,145

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Service Shares	18.84%	8.70%	8.05%
MSCI EAFE Index	20.23%	9.05%	9.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$126,136,870
# of Portfolio Holdings	78
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$402,951

Top 10 Holdings (% of Net Assets)

Table Summary
Engie SA	2.5%
Unilever PLC	2.3%
Banco Santander SA	2.2%
AstraZeneca PLC	2.2%
AIA Group Ltd.	2.0%
RELX PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
National Bank of Greece SA	1.8%
Shimadzu Corp.	1.7%
Merck KGaA	1.7%

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.3%
Industrials	17.9%
Materials	12.4%
Information Technology	11.8%
Consumer Discretionary	7.7%
Health Care	7.6%
Consumer Staples	7.4%
Utilities	3.4%
Other (includes short-term investments)	7.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Retirement Series

Semi-Annual Financial Statements

June 30, 2026

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Retirement Emerging Markets Equity Portfolio
7	Lazard Retirement Global Dynamic Multi-Asset Portfolio
29	Lazard Retirement International Equity Portfolio
33	Abbreviations (N-CSR Item 7)
34	Statements of Assets and Liabilities (N-CSR Item 7)
38	Statements of Operations (N-CSR Item 7)
40	Statements of Changes in Net Assets (N-CSR Item 7)
42	Financial Highlights (N-CSR Item 7)
47	Notes to Financial Statements (N-CSR Item 7)
73	Other Information (N-CSR Item 7)
74	Additional Information (N-CSR Items 8-11)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements   1

Lazard Retirement Series, Inc. Portfolios of Investments
June 30, 2026 (unaudited)

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 97.7%

Argentina | 0.9%
Vista Energy SAB de CV ADR (*)	67,330	$4,295,654

Brazil | 11.1%
Arcos Dorados Holdings, Inc., Class A	300,623	2,423,021
Banco do Brasil SA	1,430,904	5,518,722
BB Seguridade Participacoes SA	1,024,700	7,775,119
Engie Brasil Energia SA	566,877	3,824,715
Motiva Infraestrutura de Mobilidade SA	1,308,250	3,705,057
Petroleo Brasileiro SA - Petrobras ADR	319,507	5,163,233
PRIO SA (*)	512,600	5,178,330
Rede D’Or Sao Luiz SA (#)	702,500	4,723,432
Suzano SA	338,900	2,609,549
Vale SA ADR	399,671	6,011,052
Vibra Energia SA	1,219,448	7,060,671
		53,992,901

China | 21.6%
Alibaba Group Holding Ltd.	219,900	2,627,128
Aluminum Corp. of China Ltd., Class H	2,726,000	2,602,635
Anhui Conch Cement Co. Ltd., Class H	568,200	1,217,473
ANTA Sports Products Ltd.	475,600	4,320,304
Bosideng International Holdings Ltd.	7,656,000	4,186,171
China Construction Bank Corp., Class H	8,937,038	9,208,292
China Medical System Holdings Ltd.	1,761,000	2,314,355
China Merchants Bank Co. Ltd., Class H	1,098,237	6,304,165
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,373,998	3,048,067
ENN Natural Gas Co. Ltd., Class A	1,995,620	4,623,847
Hengan International Group Co. Ltd.	483,835	1,342,809
Huayu Automotive Systems Co. Ltd., Class A	936,196	2,140,325
Lenovo Group Ltd.	5,688,000	16,992,617
Midea Group Co. Ltd., Class A	690,700	7,684,558
NetEase, Inc.	400,700	10,313,833
Ping An Insurance Group Co. of China Ltd., Class H	731,500	4,783,657
Sinopharm Group Co. Ltd., Class H	2,465,597	5,009,471
Tencent Holdings Ltd.	166,600	9,181,196
Tingyi Cayman Islands Holding Corp.	2,710,000	3,387,448

The accompanying notes are an integral part of these financial statements.

2   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Want Want China Holdings Ltd.	5,733,000	$2,480,323
Weichai Power Co. Ltd., Class H	160,518	705,157
		104,473,831

Czech Republic | 0.5%
CSG NV	171,682	2,506,426

Egypt | 0.9%
Commercial International Bank - Egypt (CIB) GDR	36,931	94,174
Commercial International Bank - Egypt (CIB) GDR (United Kingdom)	1,657,825	4,229,503
		4,323,677

France | 0.9%
Gaztransport Et Technigaz SA	20,459	4,333,327

Greece | 2.0%
Allwyn AG	202,132	3,220,444
National Bank of Greece SA	365,235	6,315,838
		9,536,282

Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	519,428	6,171,644
OTP Bank Nyrt	59,267	8,758,177
		14,929,821

India | 5.8%
Axis Bank Ltd.	302,770	4,333,160
Indus Towers Ltd. (*)	1,665,105	6,917,602
Infosys Ltd. ADR	484,728	5,084,797
State Bank of India	358,841	3,925,726
Tata Consultancy Services Ltd.	204,046	4,400,095
UPL Ltd.	572,779	3,478,130
		28,139,510

Indonesia | 3.5%
Alamtri Resources Indonesia Tbk. PT	16,561,400	2,097,652
Astra International Tbk. PT	14,584,004	3,686,600
Bank Mandiri Persero Tbk. PT	20,269,660	4,378,086

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   3

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Telkom Indonesia Persero Tbk. PT ADR	325,289	$4,368,631
United Tractors Tbk. PT	1,832,900	2,361,544
		16,892,513

Mexico | 5.5%
America Movil SAB de CV ADR	271,818	7,064,550
Grupo Aeroportuario del Pacifico SAB de CV ADR	23,013	5,825,971
Grupo Financiero Banorte SAB de CV, Class O	634,565	6,697,450
Kimberly-Clark de Mexico SAB de CV, Class A	1,622,289	3,592,924
Ternium SA ADR	79,683	3,402,464
		26,583,359

Peru | 1.2%
Credicorp Ltd.	15,318	5,967,586

Philippines | 0.9%
International Container Terminal Services, Inc.	287,040	4,190,618

Russia | 0.0%
Sberbank of Russia PJSC (*), (¢)	1,580,119	2

South Africa | 6.7%
Bidvest Group Ltd.	445,409	6,523,637
Kumba Iron Ore Ltd.	106,833	1,898,575
Life Healthcare Group Holdings Ltd.	3,548,326	2,259,481
Nedbank Group Ltd.	379,945	6,265,245
Sanlam Ltd.	852,028	4,598,500
Standard Bank Group Ltd.	284,680	5,608,705
Vodacom Group Ltd.	584,994	5,417,131
		32,571,274

South Korea | 12.7%
Coway Co. Ltd.	21,521	1,259,672
Hyundai Mobis Co. Ltd.	7,449	2,423,110
KB Financial Group, Inc.	75,501	7,764,030
Kia Corp.	69,763	6,246,245
KT Corp.	83,560	2,858,894
KT&G Corp.	54,700	5,999,275

The accompanying notes are an integral part of these financial statements.

4   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Shinhan Financial Group Co. Ltd.	128,573	$7,966,752
SK Hynix, Inc.	15,299	26,992,261
		61,510,239

Taiwan | 16.9%
ASE Technology Holding Co. Ltd.	422,000	9,112,909
MediaTek, Inc.	95,000	12,972,286
Novatek Microelectronics Corp.	377,000	6,393,611
Quanta Computer, Inc.	736,000	8,551,983
Realtek Semiconductor Corp.	269,000	6,872,506
Taiwan Semiconductor Manufacturing Co. Ltd.	370,989	28,487,743
Wiwynn Corp.	65,000	9,537,924
		81,928,962

Thailand | 1.1%
Kasikornbank PCL (‡)	610,569	4,006,684
PTT Exploration & Production PCL (‡)	284,900	1,149,188
		5,155,872

Turkey | 0.9%
BIM Birlesik Magazalar AS	555,544	4,356,704

United Kingdom | 0.9%
Unilever PLC	71,799	4,319,941

United States | 0.6%
SLB Ltd.	66,175	3,076,476

Total Common Stocks (Cost $314,773,764)		473,084,975

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   5

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Short-Term Investments | 2.4%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $11,450,335)	11,450,335	$11,450,335

Total Investments | 100.1% (Cost $326,224,099)		$484,535,310

Liabilities in Excess of Cash and Other Assets | (0.1)%		(302,311)

Net Assets | 100.0%		$484,232,999

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 1.0% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

6   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 65.6%

Australia | 0.6%
Beach Energy Ltd.	15,056	$8,859
BHP Group Ltd.	357	14,901
Fortescue Ltd.	1,586	21,127
Qantas Airways Ltd.	3,858	28,568
Regis Resources Ltd.	3,430	14,357
Telstra Group Ltd.	2,186	7,688
Ventia Services Group Pty. Ltd.	3,537	15,202
West African Resources Ltd. (*)	5,613	10,425
		121,127

Belgium | 0.1%
UCB SA	57	17,068

Bermuda | 0.0%
Hamilton Insurance Group Ltd., Class B	143	4,853
RenaissanceRe Holdings Ltd.	12	3,803
		8,656

Canada | 2.2%
Agnico Eagle Mines Ltd.	315	48,943
Barrick Mining Corp.	2,167	79,682
CCL Industries, Inc., Class B	51	3,325
Celestica, Inc. (*)	31	11,306
Fairfax Financial Holdings Ltd.	2	3,290
Hydro One Ltd. (#)	843	34,772
Kinross Gold Corp.	1,411	33,408
Loblaw Cos. Ltd.	960	43,551
Manulife Financial Corp.	340	13,789
Quebecor, Inc., Class B	211	10,070
Royal Bank of Canada	141	29,197
Shopify, Inc., Class A (*)	156	17,848
Suncor Energy, Inc.	1,035	55,682
Torex Gold Resources, Inc.	336	13,374
Vermilion Energy, Inc.	1,035	9,684
Wesdome Gold Mines Ltd. (*)	757	12,997
		420,918

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

China | 0.2%
BOC Hong Kong Holdings Ltd.	4,500	$24,406
Yangzijiang Shipbuilding Holdings Ltd.	4,600	12,214
		36,620

Colombia | 0.0%
Parex Resources, Inc.	246	3,710

Denmark | 0.3%
ALK-Abello AS	337	12,591
Danske Bank AS	61	3,273
Novo Nordisk AS ADR	290	13,903
Orsted AS (#), (*)	536	12,051
Vestas Wind Systems AS	842	23,790
		65,608

Finland | 0.1%
Orion OYJ, Class B	162	13,329

France | 2.1%
BNP Paribas SA	814	95,138
Gaztransport Et Technigaz SA	151	31,983
Ipsen SA	274	52,858
Klepierre SA REIT	316	13,211
Orange SA	179	3,376
Societe Generale SA	486	43,034
TotalEnergies SE	848	65,873
Vinci SA	632	92,434
		397,907

Germany | 0.5%
Deutsche Bank AG	560	18,961
Friedrich Vorwerk Group SE	120	9,244
GEA Group AG	45	3,087
Nordex SE (*)	255	13,463
Siemens Energy AG	113	21,416
TUI AG	2,462	20,375
		86,546

The accompanying notes are an integral part of these financial statements.

8   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Hong Kong | 0.7%
Cathay Pacific Airways Ltd.	15,000	$24,982
CLP Holdings Ltd.	3,500	32,714
Hang Lung Properties Ltd.	4,000	3,526
Prudential PLC	2,124	28,285
Sun Hung Kai Properties Ltd.	3,000	43,234
WH Group Ltd. (#)	9,500	10,071
		142,812

Indonesia | 0.0%
First Resources Ltd.	1,900	4,565

Israel | 0.3%
Bank Leumi Le-Israel BM	1,038	23,221
El Al Israel Airlines	3,203	15,974
Israel Discount Bank Ltd., Class A	2,115	20,976
Ituran Location & Control Ltd.	44	2,684
		62,855

Italy | 0.3%
Intesa Sanpaolo SpA	2,004	13,728
Leonardo SpA	441	23,649
Telecom Italia SpA (*)	1,639	14,938
		52,315

Ivory Coast | 0.1%
Endeavour Mining PLC	227	11,231

Japan | 3.9%
Advantest Corp.	200	40,655
Alps Alpine Co. Ltd.	1,000	12,720
ANA Holdings, Inc.	400	7,326
Asahi Kasei Corp.	400	4,406
Astellas Pharma, Inc.	1,700	22,854
Bandai Namco Holdings, Inc.	1,100	25,706
Canon, Inc.	1,200	30,665
Chugai Pharmaceutical Co. Ltd.	300	13,890
Chugin Financial Group, Inc.	100	1,906
Chugoku Electric Power Co., Inc.	3,800	20,739

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   9

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Cosmo Energy Holdings Co. Ltd.	100	$2,330
Daiwa House Industry Co. Ltd.	200	5,414
Haseko Corp.	200	3,498
Hazama Ando Corp.	500	5,543
Hitachi Ltd.	700	19,453
Hulic Co. Ltd.	500	5,215
Japan Airlines Co. Ltd.	4,400	77,539
Japan Post Holdings Co. Ltd.	5,600	75,075
Kao Corp.	400	7,930
KDX Realty Investment Corp. REIT	5	4,780
Kirin Holdings Co. Ltd.	1,300	22,276
Kyoto Financial Group, Inc.	200	5,554
Leopalace21 Corp.	3,000	12,001
Mitsubishi Electric Corp.	700	25,670
Mitsubishi Heavy Industries Ltd.	1,000	22,769
Mitsui Fudosan Co. Ltd.	3,500	32,245
Mizuho Financial Group, Inc.	300	14,406
NGK Corp.	200	9,407
NH Foods Ltd.	100	3,659
NTT, Inc.	41,700	37,191
Ono Pharmaceutical Co. Ltd.	200	2,945
Ricoh Co. Ltd.	400	3,473
Sanki Engineering Co. Ltd.	1,600	29,434
SHO-BOND Holdings Co. Ltd.	400	3,083
SoftBank Corp.	11,800	15,103
Sony Group Corp.	1,100	22,058
Sumitomo Chemical Co. Ltd.	4,800	15,268
Sumitomo Mitsui Trust Group, Inc.	600	22,399
Tokyo Electron Ltd.	100	48,359
Toyo Seikan Group Holdings Ltd.	200	5,028
West Japan Railway Co.	400	6,708
		746,680

Netherlands | 1.4%
ASM International NV	36	41,209
ASML Holding NV	83	165,124
Koninklijke Ahold Delhaize NV	626	25,194
Koninklijke KPN NV	579	2,872
NXP Semiconductors NV	80	22,482
Wolters Kluwer NV	103	6,657
		263,538

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Norway | 0.3%
Aker BP ASA	43	$1,308
Bluenord ASA	263	13,173
DNO ASA	8,032	13,184
Equinor ASA	168	5,279
Var Energi ASA	3,828	15,811
		48,755

Portugal | 0.1%
Banco Comercial Portugues SA, Class R	12,953	15,333

Singapore | 0.2%
Jardine Cycle & Carriage Ltd.	100	2,084
Singapore Exchange Ltd.	400	7,483
Singapore Technologies Engineering Ltd.	900	7,262
UOL Group Ltd.	3,700	27,322
		44,151

Spain | 0.4%
Banco Bilbao Vizcaya Argentaria SA	1,004	25,186
Banco Santander SA	938	12,977
CaixaBank SA	663	9,410
Repsol SA	908	22,605
		70,178

Sweden | 0.3%
Boliden AB	389	21,964
Telefonaktiebolaget LM Ericsson ADR	2,056	22,925
Telefonaktiebolaget LM Ericsson, Class B	323	3,605
		48,494

Switzerland | 0.5%
ABB Ltd.	209	22,677
Galderma Group AG	112	25,469
TE Connectivity PLC	225	45,362
		93,508

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 3.0%
AstraZeneca PLC	532	$99,526
Balfour Beatty PLC	2,139	24,629
Barclays PLC	7,148	48,002
CK Hutchison Holdings Ltd.	500	4,250
GSK PLC	4,205	110,335
Harbour Energy PLC	3,720	10,480
HSBC Holdings PLC	642	12,195
Imperial Brands PLC	889	32,870
International Consolidated Airlines Group SA, Class DI	3,344	21,216
Legal & General Group PLC	15,951	60,575
NatWest Group PLC	6,469	57,018
Next PLC	79	15,246
RELX PLC	139	4,378
Rolls-Royce Holdings PLC	1,909	36,653
Standard Chartered PLC	492	13,336
TechnipFMC PLC	203	13,459
		564,168

United States | 48.0%
AbbVie, Inc.	119	29,945
Accenture PLC, Class A	187	23,270
Adobe, Inc. (*)	188	38,544
ADT, Inc.	482	3,133
Advanced Micro Devices, Inc. (*)	179	103,983
Aegon Ltd.	1,626	13,825
Airbnb, Inc., Class A (*)	190	27,189
Allison Transmission Holdings, Inc.	101	11,387
Allstate Corp.	330	78,520
Alphabet, Inc., Class C	1,509	533,175
Altria Group, Inc.	1,190	85,621
Amazon.com, Inc. (*)	1,661	395,883
Amdocs Ltd.	111	5,610
Ameren Corp.	286	32,329
American Eagle Outfitters, Inc.	948	16,306
American Electric Power Co., Inc.	531	72,646
American Express Co.	65	21,986
American International Group, Inc.	217	16,173
American Tower Corp. REIT	90	14,721

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Ameriprise Financial, Inc.	131	$60,098
AMETEK, Inc.	451	109,115
Amgen, Inc.	23	8,329
Amphenol Corp., Class A	298	52,543
Analog Devices, Inc.	142	56,398
Antero Resources Corp. (*)	481	16,902
APA Corp.	704	22,929
Apple, Inc.	2,018	583,928
Applied Materials, Inc.	149	107,727
Arista Networks, Inc. (*)	269	45,698
Associated Banc-Corp.	721	22,185
Assurant, Inc.	13	3,491
AT&T, Inc.	171	3,540
Atmos Energy Corp.	96	16,538
Autodesk, Inc. (*)	217	42,189
Automatic Data Processing, Inc.	62	13,885
Axis Capital Holdings Ltd.	37	3,975
Bank of America Corp.	1,595	90,883
Bank of New York Mellon Corp.	434	62,761
Banner Corp.	202	13,421
BGC Group, Inc., Class A	3,766	40,259
Biogen, Inc. (*)	14	3,025
BioMarin Pharmaceutical, Inc. (*)	68	3,891
BJ’s Wholesale Club Holdings, Inc. (*)	273	23,811
Bloom Energy Corp., Class A (*)	45	13,621
Blue Bird Corp. (*)	225	17,766
Booking Holdings, Inc.	180	32,083
Booz Allen Hamilton Holding Corp.	43	2,609
Bristol-Myers Squibb Co.	517	29,790
Broadcom, Inc.	610	230,427
Buckle, Inc.	266	11,225
Cardinal Health, Inc.	266	63,191
Cargurus, Inc. (*)	395	13,466
Carter Bankshares, Inc.	452	15,373
Caterpillar, Inc.	68	72,413
Cboe Global Markets, Inc.	28	6,795
CDW Corp.	21	2,953
CF Industries Holdings, Inc.	262	28,364
Charles Schwab Corp.	422	38,938
Chord Energy Corp.	28	3,200

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Chubb Ltd.	86	$29,304
Cigna Group	28	7,719
Cisco Systems, Inc.	71	8,340
Citigroup, Inc.	597	83,556
Cognizant Technology Solutions Corp., Class A	175	6,778
Colgate-Palmolive Co.	208	19,069
Comcast Corp., Class A	1,247	30,614
Comfort Systems USA, Inc.	37	73,332
Conagra Brands, Inc.	364	4,899
Corteva, Inc.	238	20,156
Costco Wholesale Corp.	101	94,482
Credo Technology Group Holding Ltd. (*)	53	14,413
Cummins, Inc.	82	58,483
Curtiss-Wright Corp.	51	38,646
Darden Restaurants, Inc.	24	4,944
Darling Ingredients, Inc. (*)	227	12,399
Dell Technologies, Inc., Class C	90	38,831
Devon Energy Corp.	409	16,900
Docusign, Inc. (*)	68	3,021
Dollar General Corp.	25	2,878
Dropbox, Inc., Class A (*)	120	3,296
Duke Energy Corp.	302	38,227
eBay, Inc.	126	14,081
Elevance Health, Inc.	12	4,641
Eli Lilly & Co.	138	165,521
EMCOR Group, Inc.	34	28,216
Encore Capital Group, Inc. (*)	163	15,206
Entergy Corp.	126	14,472
Equitable Holdings, Inc.	695	30,497
Everest Group Ltd.	57	20,362
Eversource Energy	337	24,355
Exelixis, Inc. (*)	72	3,918
Exelon Corp.	1,398	65,175
Expand Energy Corp.	32	2,918
Expedia Group, Inc.	214	54,758
F5, Inc. (*)	38	15,806
FirstEnergy Corp.	70	3,328
Fiserv, Inc. (*)	335	16,432
Flex Ltd. (*)	214	34,683
Flowco Holdings, Inc., Class A	522	11,139

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Fox Corp., Class A	236	$12,310
FTI Consulting, Inc. (*)	23	3,427
Garmin Ltd.	52	12,352
GE Vernova, Inc.	36	42,295
General Dynamics Corp.	234	82,892
General Electric Co.	66	24,666
General Motors Co.	431	33,221
Genpact Ltd.	213	5,858
Gilead Sciences, Inc.	81	10,234
Goldman Sachs Group, Inc.	53	53,603
H&R Block, Inc.	76	2,894
Halliburton Co.	338	11,475
Hartford Insurance Group, Inc.	423	56,056
HCA Healthcare, Inc.	159	61,993
Hess Midstream LP, Class A	811	30,494
Hewlett Packard Enterprise Co.	278	12,541
Horace Mann Educators Corp.	75	3,874
HP, Inc.	720	15,797
Intel Corp. (*)	540	75,400
Intuit, Inc.	11	2,871
Johnson & Johnson	647	164,319
JPMorgan Chase & Co.	186	60,883
KLA Corp.	259	78,143
Kraft Heinz Co.	235	5,551
Lam Research Corp.	266	115,266
Lockheed Martin Corp.	244	124,308
Maplebear, Inc. (*)	293	13,874
Marathon Petroleum Corp.	130	33,237
Marvell Technology, Inc.	151	44,981
Mastercard, Inc., Class A	137	70,363
Match Group, Inc.	829	31,543
McKesson Corp.	35	26,446
Merck & Co., Inc.	305	39,193
Meta Platforms, Inc., Class A	272	153,215
MetLife, Inc.	473	40,021
Micron Technology, Inc.	161	185,841
Microsoft Corp.	905	337,583
Morgan Stanley	67	14,006
Motorola Solutions, Inc.	52	21,595
MSCI, Inc.	21	11,761

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Murphy USA, Inc.	12	$6,466
MYR Group, Inc. (*)	48	24,019
Nasdaq, Inc.	352	27,745
NetApp, Inc.	554	85,737
Netflix, Inc. (*)	568	40,555
NetScout Systems, Inc. (*)	574	24,998
Neurocrine Biosciences, Inc. (*)	39	6,573
Newmont Corp.	241	22,509
Northrop Grumman Corp.	62	31,577
Novartis AG	369	57,781
Nutanix, Inc., Class A (*)	65	3,312
NVIDIA Corp.	2,923	584,863
Oracle Corp.	77	11,284
Oshkosh Corp.	151	23,175
Palantir Technologies, Inc., Class A (*)	188	21,934
PepsiCo, Inc.	802	108,591
Philip Morris International, Inc.	195	35,277
Phillips Edison & Co., Inc. REIT	76	3,163
Pinnacle Financial Partners, Inc.	147	14,829
Pinterest, Inc., Class A (*)	740	15,562
Procter & Gamble Co.	122	17,890
QUALCOMM, Inc.	158	29,197
Qualys, Inc. (*)	22	3,025
Quest Diagnostics, Inc.	89	18,864
QuinStreet, Inc. (*)	1,118	16,379
Reddit, Inc., Class A (*)	116	20,135
Regeneron Pharmaceuticals, Inc.	14	8,730
RingCentral, Inc., Class A	319	12,435
Roche Holding AG	226	93,027
Ross Stores, Inc.	270	57,470
Royal Caribbean Cruises Ltd.	51	16,194
RTX Corp.	310	58,816
S&P Global, Inc.	50	20,363
Salesforce, Inc.	17	2,663
Sanofi SA	339	28,968
Seagate Technology Holdings PLC	28	27,020
Seneca Foods Corp., Class A (*)	21	3,653
ServiceNow, Inc. (*)	186	18,466
Shell PLC	406	15,726
Skyworks Solutions, Inc.	242	16,408

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

SM Energy Co.	421	$10,988
Snowflake, Inc. (*)	93	23,669
Target Corp.	358	46,758
Tenet Healthcare Corp. (*)	92	17,211
Tesla, Inc. (*)	258	108,515
Texas Instruments, Inc.	44	13,115
TJX Cos., Inc.	794	120,291
Toro Co.	45	4,384
Tradeweb Markets, Inc., Class A	31	3,089
Truist Financial Corp.	682	33,977
U.S. Bancorp	451	27,240
Uber Technologies, Inc. (*)	208	15,009
Universal Health Services, Inc., Class B	99	14,720
Unum Group	224	20,026
Urban Outfitters, Inc. (*)	246	17,432
Vertex Pharmaceuticals, Inc. (*)	20	9,935
Vertiv Holdings Co., Class A	43	14,397
VICI Properties, Inc. REIT	117	3,106
Visa, Inc., A Shares	257	88,174
Walmart, Inc.	410	46,437
Walt Disney Co.	276	26,565
Western Digital Corp.	35	22,355
Westinghouse Air Brake Technologies Corp.	49	13,210
Xcel Energy, Inc.	42	3,373
Zoetis, Inc.	405	29,103
		9,144,616

Total Common Stocks (Cost $7,936,043)		12,484,688

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 6.4%

Canada | 0.2%
Canadian Imperial Bank of Commerce, 3.800% (1 day CAD Overnight Index+1.100%), 12/10/30 (§)	CAD	35	$24,855

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   17

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Denmark | 0.1%
Nykredit Realkredit AS, Series 13H, 1.000%, 01/01/27	DKK	155	$23,514

Germany | 0.2%
Mercedes-Benz Group AG, 0.750%, 09/10/30 (**)	EUR	40	41,473

Singapore | 0.8%
Temasek Financial I Ltd., 2.750%, 08/28/34 (**)	CNY	1,000	152,216

Sweden | 0.1%
Swedbank Hypotek AB, Series 199, 3.000%, 03/28/29 (**)	SEK	200	20,901

United States | 5.0%
Adobe, Inc.:
2.300%, 02/01/30	USD	25	23,078
4.950%, 04/04/34	USD	13	12,938
Amazon.com, Inc., 2.875%, 05/12/41	USD	35	25,919
American Express Co., 5.442% (SOFR+1.320%), 01/30/36 (§)	USD	50	51,021
Amgen, Inc., 3.000%, 02/22/29	USD	45	43,344
Apple, Inc., 1.650%, 02/08/31	USD	20	17,760
AT&T, Inc., 5.550%, 11/01/45	USD	55	51,680
Bank of America Corp., 1.978% (CDOR 3 Month+0.600%), 09/15/27 (§)	CAD	15	10,559
Comcast Corp., 4.650%, 02/15/33	USD	45	43,978
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	12	12,201
Eaton Corp., 4.150%, 11/02/42	USD	30	25,804

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Goldman Sachs Group, Inc., 0.750%, 03/23/32 (**)	EUR	45	$44,376
Home Depot, Inc., 5.875%, 12/16/36	USD	25	26,617
John Deere Financial, Inc., 4.380%, 07/11/28	CAD	60	43,233
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	40	35,573
JPMorgan Chase & Co., 3.540% (SOFR+1.642%), 05/01/28 (§)	USD	25	24,795
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	3	2,902
Lowe’s Cos., Inc., 4.850%, 10/15/35	USD	30	29,262
McDonald’s Corp., 4.857%, 05/21/31	CAD	30	22,172
Microsoft Corp., 3.500%, 11/15/42	USD	60	48,330
Morgan Stanley, 3.625%, 01/20/27	USD	10	9,961
Oracle Corp., 5.250%, 02/03/32	USD	30	29,573
PepsiCo, Inc., 2.875%, 10/15/49	USD	20	13,066
Procter & Gamble Co., 4.550%, 01/29/34	USD	8	7,974
Prologis Euro Finance LLC, 0.500%, 02/16/32	EUR	100	97,148
Starbucks Corp., 4.450%, 08/15/49	USD	60	49,516
Stryker Corp., 4.250%, 09/11/29	USD	25	24,785
Sysco Corp., 2.400%, 02/15/30	USD	30	27,623
Toyota Motor Credit Corp., 4.650%, 09/03/32	USD	30	29,683
United Rentals North America, Inc., 4.875%, 01/15/28	USD	25	24,918
Verizon Communications, Inc., 4.750%, 01/15/33	USD	25	24,611

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   19

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Waste Management, Inc., 4.800%, 03/15/32	USD	12	$12,076
			946,476

Total Corporate Bonds (Cost $1,177,591)			1,209,435

Foreign Government Obligations | 12.0%

Australia | 0.6%
Australia Government Bonds, 4.750%, 04/21/27 (**)	AUD	30	20,805
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	45	26,955
Queensland Treasury Corp.:
1.250%, 03/10/31 (**)	AUD	50	29,620
4.750%, 02/02/34 (**)	AUD	15	10,204
Western Australian Treasury Corp., 4.250%, 07/20/33	AUD	35	23,288
			110,872

Bermuda | 0.9%
Bermuda Government International Bonds, 2.375%, 08/20/30 (#)	USD	200	180,800

Canada | 0.7%
British Columbia, 3.200%, 06/18/44	CAD	70	41,663
Quebec:
1.850%, 02/13/27	CAD	25	17,563
3.900%, 11/22/32	CAD	35	25,419
Toronto, 3.500%, 06/02/36	CAD	50	34,109
Vancouver, 3.750%, 11/28/35	CAD	30	21,080
			139,834

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Chile | 0.8%
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/28 (**)	CLP	45,000	$48,131
Chile Government International Bonds, 0.830%, 07/02/31	EUR	100	100,724
			148,855

Colombia | 0.0%
Colombia TES, 7.000%, 03/26/31	COP	22,000	5,292

Croatia | 0.5%
Croatia Government International Bonds, 1.750%, 03/04/41 (**)	EUR	100	88,782

Czech Republic | 0.4%
Czech Republic Government Bonds:
3.570% (PRIBOR 6 Month-0.100%), 11/19/27 (**), (§)	CZK	730	34,309
5.000%, 09/30/30	CZK	530	25,878
4.500%, 11/11/32	CZK	520	24,780
			84,967

Denmark | 0.1%
Denmark Government Bonds, Zero Coupon, 11/15/31	DKK	120	16,128

France | 0.2%
French Republic Government Bonds OAT, 1.750%, 06/25/39 (**)	EUR	50	44,988

Germany | 0.1%
State of Rhineland-Palatinate, 2.750%, 10/10/35	EUR	20	22,183

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   21

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Hungary | 0.6%
Hungary Government Bonds:
6.750%, 10/22/28	HUF	7,110	$23,650
3.250%, 10/22/31	HUF	21,590	63,661
Hungary Government International Bonds, 1.750%, 06/05/35 (**)	EUR	21	20,206
			107,517

Ireland | 0.3%
Ireland Government Bonds, 1.350%, 03/18/31 (**)	EUR	45	48,517

Israel | 0.3%
Israel Government Bonds - Fixed, 2.000%, 03/31/27	ILS	195	64,872

Italy | 0.6%
Italy Buoni Poliennali Del Tesoro:
4.000%, 04/30/35 (**)	EUR	45	53,542
3.650%, 08/01/35 (**)	EUR	45	51,996
			105,538

Japan | 0.8%
Japan Government Forty Year Bonds, 1.400%, 03/20/55	JPY	22,950	80,984
Japan Government Twenty Year Bonds:
0.500%, 12/20/40	JPY	5,200	21,955
2.000%, 12/20/44	JPY	7,200	35,132
Japan Government Two Year Bonds, 1.000%, 10/01/27	JPY	3,900	23,917
			161,988

Mexico | 0.9%
Mexico Bonos:
8.500%, 05/31/29	MXN	1,480	85,804
8.000%, 02/21/36	MXN	550	29,329
Mexico Government International Bonds, 6.750%, 09/27/34	USD	50	52,775
			167,908

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

New Zealand | 0.5%
Housing New Zealand Ltd., 3.420%, 10/18/28 (**)	NZD	50	$28,255
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29 (**)	NZD	65	34,781
2.000%, 04/15/37 (**)	NZD	70	30,475
			93,511

Norway | 0.2%
Norway Government Bonds, 3.750%, 06/12/35 (**)	NOK	310	30,269

Panama | 0.3%
Panama Government International Bonds, 8.875%, 09/30/27	USD	50	52,500

Peru | 0.6%
Peru Government Bonds, 5.400%, 08/12/34	PEN	280	79,846
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	45	39,019
			118,865

Poland | 0.3%
Poland Government Bonds:
3.960% (WIBOR 6 Month), 05/25/28 (§)	PLN	140	37,044
5.000%, 10/25/34	PLN	85	22,426
			59,470

Portugal | 0.3%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32 (**)	EUR	50	53,351

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   23

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Romania | 0.4%
Romania Government Bonds:
7.200%, 10/28/26	RON	230	$50,314
4.750%, 10/11/34	RON	140	26,849
			77,163

Singapore | 0.0%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	5	4,228

Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35 (**)	EUR	30	30,153

South Korea | 0.1%
Korea Treasury Bonds, 2.375%, 12/10/31	KRW	36,310	21,623

Spain | 0.3%
Spain Government Bonds, 1.000%, 07/30/42 (**)	EUR	65	49,978

Thailand | 0.1%
Thailand Government Bonds, 1.585%, 12/17/35	THB	880	25,406

United Kingdom | 0.9%
U.K. Gilts:
0.875%, 07/31/33 (**)	GBP	70	72,478
4.500%, 03/07/35 (**)	GBP	35	45,763
1.250%, 10/22/41 (**)	GBP	60	46,811
4.375%, 07/31/54 (**)	GBP	5	5,569
			170,621

Total Foreign Government Obligations (Cost $2,184,716)			2,286,179

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Quasi Government Bonds | 0.4%

Germany | 0.4%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 09/15/28 (**)	EUR	30	$32,377
1.750%, 09/14/29	USD	25	23,196
Zero Coupon, 04/18/36	USD	45	29,092

Total Quasi Government Bonds (Cost $80,821)			84,665

Supranational Bonds | 2.1%
Asian Development Bank:
6.200%, 10/06/26	INR	2,690	28,292
2.950%, 06/05/29	EUR	20	23,032

European Bank for Reconstruction & Development:
Zero Coupon, 05/28/27	TRY	1,080	17,156
28.000%, 09/27/27	TRY	1,240	23,893
4.250%, 02/07/28	IDR	690,000	36,952
European Investment Bank, 1.000%, 01/28/28 (**)	CAD	50	34,306
European Union:
2.750%, 02/04/33 (**)	EUR	20	22,600
0.400%, 02/04/37 (**)	EUR	40	33,925
Inter-American Development Bank:
2.500%, 04/14/27 (**)	AUD	35	23,826
4.375%, 07/17/34	USD	25	24,974
International Bank for Reconstruction & Development:
1.125%, 09/13/28	USD	28	26,221
9.500%, 02/09/29	BRL	290	52,631
Zero Coupon, 02/08/38	BRL	430	22,757
International Finance Corp., 1.500%, 04/15/35	AUD	71	36,394

Total Supranational Bonds (Cost $409,793)			406,959

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   25

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

U.S. Municipal Bonds | 0.5%

United States | 0.5%
California:
7.550%, 04/01/39	USD	40	$47,477
5.875%, 10/01/41	USD	50	51,747

Total U.S. Municipal Bonds (Cost $94,662)			99,224

U.S.Treasury Securities | 1.4%
U.S. Treasury Bonds:
1.750%, 08/15/41	USD	116	77,747
4.750%, 02/15/45	USD	25	24,454
4.625%, 02/15/46	USD	45	43,193
3.625%, 02/15/53	USD	102	81,568

U.S. Treasury Inflation-Indexed Notes:
2.125%, 01/15/35 (††)	USD	21	21,049
1.875%, 01/15/36 (††)	USD	20	19,901

Total U.S.Treasury Securities (Cost $265,314)			267,912

Description		Shares	Fair Value

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40 (*), (¢) (Cost $0)		431	$0

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Short-Term Investments | 11.6%

Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $2,202,467)	2,202,467	$2,202,467

Total Investments | 100.0% (Cost $14,351,407) (»)		$19,041,529

Liabilities in Excess of Cash and Other Assets | 0.0%		(6,225)

Net Assets | 100.0%		$19,035,304

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 1.2% of net assets of the Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2026.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. June 30, 2026, these securities amounted to 6.8% of net assets of the Portfolio.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   27

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Forward Currency Contracts open at June 30, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	37,280	USD	48,177	HSB	07/22/26	$—	$1,937
CNY	1,451,979	USD	214,181	HSB	07/22/26	—	86
EUR	163,236	USD	193,470	HSB	07/22/26	—	6,806
EUR	10,385	USD	12,309	HSB	07/22/26	—	433
EUR	8,421	USD	9,925	HSB	07/22/26	—	295
GBP	3,859	USD	5,240	HSB	07/22/26	—	122
GBP	25,002	USD	33,953	MSC	07/22/26	—	790
JPY	31,769,595	USD	203,072	CIT	07/22/26	—	7,375
JPY	3,504,919	USD	22,410	MSC	07/22/26	—	820
JPY	5,919,837	USD	37,000	MSC	07/22/26	—	534
KRW	66,000,000	USD	44,972	JPM	07/22/26	—	2,359
NOK	183,576	USD	19,563	HSB	07/22/26	—	1,022
SEK	34,604	USD	3,799	MSC	07/22/26	—	226
SGD	33,541	USD	26,574	CIT	07/22/26	—	613
SGD	33,268	USD	26,359	HSB	07/22/26	—	609
USD	5,750	AUD	8,033	HSB	07/22/26	190	—
USD	1,074	AUD	1,500	JPM	07/22/26	35	—
USD	43,827	AUD	61,251	MSC	07/22/26	1,435	—
USD	45,177	BRL	230,508	CIT	07/22/26	736	—
USD	996	CAD	1,361	MSC	07/22/26	36	—
USD	7,141	CAD	9,750	MSC	07/22/26	260	—
USD	147,921	CAD	201,967	MSC	07/22/26	5,393	—
USD	22,059	CHF	17,069	HSB	07/22/26	887	—
USD	28,944	CLP	25,633,100	CIT	07/22/26	1,132	—
USD	25,491	CZK	522,449	CIT	07/22/26	893	—
USD	47,058	CZK	964,552	HSB	07/22/26	1,643	—
USD	22,829	DKK	144,178	MSC	07/22/26	766	—
USD	9,131	HUF	2,803,232	HSB	07/22/26	136	—
USD	21,000	HUF	6,510,176	JPM	07/22/26	110	—
USD	11,000	IDR	196,834,000	HSB	07/22/26	11	—
USD	55,308	ILS	164,919	HSB	07/22/26	—	139
USD	19,324	JPY	3,022,920	HSB	07/22/26	703	—
USD	36,000	JPY	5,608,058	MSC	07/22/26	1,455	—
USD	17,295	MXN	299,575	CIT	07/22/26	192	—
USD	30,164	MXN	522,580	JPM	07/22/26	330	—
USD	92,965	NZD	156,772	HSB	07/22/26	3,864	—
USD	37,745	PEN	130,000	HSB	07/22/26	—	262
USD	14,330	PLN	51,418	HSB	07/22/26	662	—
USD	41,991	RON	182,626	CIT	07/22/26	2,207	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$23,076	$24,428

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.2%

Australia | 2.6%
Orica Ltd.	78,107	$1,285,206
Rio Tinto PLC	20,701	1,957,956
		3,243,162

Belgium | 1.0%
KBC Group NV	8,818	1,202,778

Canada | 0.7%
Suncor Energy, Inc.	16,837	905,809

China | 1.6%
Contemporary Amperex Technology Co. Ltd., Class A	19,800	1,151,170
Li Ning Co. Ltd.	470,500	887,047
		2,038,217

France | 14.0%
Air Liquide SA	9,982	1,976,776
Bureau Veritas SA	66,561	2,038,970
Carrefour SA	63,381	1,177,354
Cie de Saint-Gobain SA	19,573	1,772,042
Engie SA	101,793	3,209,688
EssilorLuxottica SA	9,928	1,862,618
Legrand SA	9,727	1,641,837
Orange SA	89,464	1,687,487
Pernod Ricard SA	10,409	760,064
Societe Generale SA	18,025	1,596,069
		17,722,905

Germany | 7.6%
Allianz SE	4,042	1,912,848
Deutsche Boerse AG	6,157	1,680,044
Merck KGaA	12,564	2,108,524
Siemens AG	5,712	1,835,438
Symrise AG	20,243	2,031,516
		9,568,370

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   29

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Greece | 1.8%
National Bank of Greece SA	131,037	$2,265,962

Hong Kong | 3.2%
AIA Group Ltd.	272,600	2,500,273
Techtronic Industries Co. Ltd.	93,500	1,560,947
		4,061,220

Italy | 4.3%
Banca Monte dei Paschi di Siena SpA	140,548	1,745,189
Interpump Group SpA	27,693	1,070,137
Lottomatica Group SpA	26,341	731,364
UniCredit SpA	21,542	1,927,304
		5,473,994

Japan | 22.5%
Casio Computer Co. Ltd.	111,500	1,322,282
Dexerials Corp.	42,500	1,131,252
Ebara Corp.	33,800	1,325,557
Japan Exchange Group, Inc.	134,800	1,698,891
Japan Post Bank Co. Ltd.	108,000	2,057,314
MatsukiyoCocokara & Co.	53,400	789,391
Mizuho Financial Group, Inc.	26,500	1,272,504
Nippon Sanso Holdings Corp.	30,000	1,106,872
Nitori Holdings Co. Ltd.	63,100	937,860
Otsuka Holdings Co. Ltd.	26,100	1,728,770
Recruit Holdings Co. Ltd.	28,000	1,949,065
Renesas Electronics Corp.	50,200	1,516,438
Resona Holdings, Inc.	161,300	2,103,820
Resonac Holdings Corp.	15,200	1,694,915
Rigaku Holdings Corp.	72,000	1,126,613
Shimadzu Corp.	85,900	2,192,230
Shin-Etsu Chemical Co. Ltd.	38,300	1,670,170
Suzuki Motor Corp.	122,400	1,473,345
Toyo Suisan Kaisha Ltd.	20,400	1,304,391
		28,401,680

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Mexico | 0.9%
Arca Continental SAB de CV	97,600	$1,169,693

Netherlands | 3.5%
ASML Holding NV	1,003	1,989,192
IMCD NV	15,441	1,394,405
Universal Music Group NV	48,798	1,022,199
		4,405,796

South Africa | 1.2%
Anglo American PLC	30,734	1,505,272

South Korea | 2.9%
Kia Corp.	13,165	1,178,731
Samsung Electronics Co. Ltd.	11,059	2,417,686
		3,596,417

Spain | 2.2%
Banco Santander SA	204,902	2,834,640

Sweden | 0.9%
Hexagon AB, B Shares	133,808	1,106,877

Switzerland | 1.0%
Cie Financiere Richemont SA, Class A	5,627	1,305,719

Taiwan | 2.5%
Lotes Co. Ltd.	17,000	1,135,874
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,250	2,029,673
		3,165,547

United Kingdom | 15.4%
3i Group PLC	47,535	1,568,841
AstraZeneca PLC	14,520	2,716,379
Compass Group PLC	58,290	1,883,315
Croda International PLC	30,374	1,219,282
Howden Joinery Group PLC	140,403	1,560,636
IMI PLC	50,148	1,972,935
Marks & Spencer Group PLC	255,854	1,263,189

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   31

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

RELX PLC	77,068	$2,427,486
RS Group PLC	106,564	822,161
SSE PLC	31,745	1,025,974
Unilever PLC	48,604	2,917,355
		19,377,553

United States | 5.4%
Amcor PLC CDI	26,448	1,143,998
Aon PLC, Class A	5,202	1,725,451
Chubb Ltd.	3,306	1,126,487
Globant SA (*)	9,296	269,026
Medtronic PLC	14,797	1,157,569
Shell PLC	35,488	1,374,603
		6,797,134

Total Common Stocks (Cost $100,162,141)		120,148,745

Preferred Stocks | 1.2%

Brazil | 1.2%
Itau Unibanco Holding SA (Cost $1,010,477)	182,871	1,494,198

Short-Term Investments | 4.0%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $5,010,501)	5,010,501	5,010,501

Total Investments | 100.4% (Cost $106,183,119)		$126,653,444

Liabilities in Excess of Cash and Other Assets | (0.4)%		(516,574)

Net Assets | 100.0%		$126,136,870

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Abbreviations

June 30, 2026 (unaudited)

Security Abbreviations:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depositary Interest
CDOR	—	Canadian Dollar Offered Rate
GDR	—	Global Depositary Receipt
PJSC	—	Public Joint Stock Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
WIBOR	—	Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar	INR	— Indian Rupee
BRL	— Brazilian Real	JPY	— Japanese Yen
CAD	— Canadian Dollar	KRW	— South Korean Won
CHF	— Swiss Franc	MXN	— Mexican New Peso
CLP	— Chilean Peso	NOK	— Norwegian Krone
CNY	— Chinese Renminbi	NZD	— New Zealand Dollar
COP	— Colombian Peso	PEN	— Peruvian Nuevo Sol
CZK	— Czech Koruna	PLN	— Polish Zloty
DKK	— Danish Krone	RON	— New Romanian Leu
EUR	— Euro	SEK	— Swedish Krona
GBP	— British Pound Sterling	SGD	— Singapore Dollar
HUF	— Hungarian Forint	THB	— Thai Baht
IDR	— Indonesian Rupiah	TRY	— New Turkey Lira
ILS	— Israeli Shekel	USD	— United States Dollar

Counterparty Abbreviations:
CIT	—	Citibank N.A.
HSB	—	HSBC Bank USA N.A.
JPM	—	JPMorgan Chase Bank N.A.
MSC	—	Morgan Stanley & Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   33

Lazard Retirement Series, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2026	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$473,084,975	$16,839,062
Affiliated issuers (Note 5)	11,450,335	2,202,467
Cash	113,797	24
Foreign currency, at fair value	51,397	2,254
Receivables for:
Dividends and interest	2,015,322	302,490
Capital stock sold	224,550	3,083
Investments sold	257	34,522
Gross unrealized appreciation on forward currency contracts	—	23,076
Total assets	486,940,633	19,406,978

LIABILITIES
Payables for:
Management fees	407,844	17,615
Foreign capital gains taxes	199,423	—
Accrued custodian fees	87,204	111,013
Accrued professional services	69,694	63,738
Accrued administration fees	68,961	38,827
Accrued distribution fees	62,298	11,633
Accrued shareholders’ reports	26,869	23,542
Accrued directors’ fees	7,426	4,707
Capital stock redeemed	1,318,133	21,078
Investments purchased	449,755	39,003
Gross unrealized depreciation on forward currency contracts	—	24,428
Other accrued expenses and payables	10,027	16,090
Total liabilities	2,707,634	371,674
Net assets	$484,232,999	$19,035,304

NET ASSETS
Paid in capital	$258,431,489	$5,100,430
Distributable earnings (Accumulated loss)	225,801,510	13,934,874
Net assets	$484,232,999	$19,035,304

Service Shares
Net assets	$277,589,149	$18,216,603
Shares of capital stock outstanding*	7,586,441	1,186,330
Net asset value, offering and redemption price per share	$36.59	$15.36

Investor Shares
Net assets	$206,643,850	$818,701
Shares of capital stock outstanding*	5,710,237	52,974
Net asset value, offering and redemption price per share	$36.19	$15.45

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Financial Statements

Lazard Retirement International Equity Portfolio

$121,642,943
5,010,501
702
2,606

748,259
372,216
593,514

—
128,370,741

72,242
—
28,626
53,644
31,975
26,911
10,480
3,258
15,112
1,985,331

—
6,292
2,233,871
$126,136,870

$77,929,086
48,207,784

$126,136,870

$126,136,870
9,851,916

$12.80

—
—

—

Semi-Annual Financial Statements   35

June 30, 2026	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Cost of unaffiliated issuers	$314,773,764	$12,148,940
Cost of affiliated issuers	$11,450,335	$2,202,467
Cost of foreign currency	$51,482	$2,261

*  $0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Financial Statements

Lazard Retirement International Equity Portfolio

$101,172,618
$5,010,501
$2,607

Semi-Annual Financial Statements   37

Lazard Retirement Series, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2026	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investment Income
Dividends:
Unaffiliated issuers*	$8,368,568	$99,057
Affiliated issuers (Note 5)	270,823	21,280
Interest*	1,936	115,067
Total investment income	8,641,327	235,404

Expenses
Management fees (Note 3)	2,332,117	69,442
Distribution fees (Service Shares)	338,042	22,146
Professional services	83,505	23,916
Custodian fees	53,669	66,018
Administration fees	37,724	14,177
Shareholders’ reports	16,237	12,647
Shareholders’ services	15,764	9,872
Directors’ fees and expenses	13,871	4,498
Other	9,246	2,753
Total gross expenses	2,900,175	225,469
Management fees waived and expenses reimbursed	(11,700)	(128,851)
Total net expenses	2,888,475	96,618
Net investment income (loss)	5,752,852	138,786

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	45,065,370	1,415,748
Affiliated issuers (Note 5)	—	(37,181)
Foreign currency transactions	(270,044)	155
Forward currency contracts	—	(29,657)
Total net realized gain (loss)	44,795,326	1,349,065
Net change in unrealized appreciation (depreciation) on:
Investments†	41,929,516	(442,670)
Affiliated issuers (Note 5)	—	12,150
Foreign currency translations	10,707	(7,506)
Forward currency contracts	—	15,392
Total net change in unrealized appreciation (depreciation)	41,940,223	(422,634)
Net realized and unrealized gain (loss)	86,735,549	926,431
Net increase (decrease) resulting from operations	$92,488,401	$1,065,217
* Net of foreign withholding taxes paid (reclaimed)	$1,209,063	$8,609
** Net of foreign capital gains taxes of	$58,456	$—
† Includes net change in foreign capital gains taxes of	$624,175	$—

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Financial Statements

Lazard Retirement International Equity Portfolio

$1,867,445
52,788
4,145
1,924,378

441,957
147,319
54,767
20,118
15,938
6,577
7,536
5,593
3,274
703,079
(39,006)
664,073
1,260,305

11,128,440
—
6,370
—
11,134,810

(2,096,479)
—
(15,120)
—

(2,111,599)
9,023,211
$10,283,516
$207,783
$—
$—

Semi-Annual Financial Statements   39

Lazard Retirement Series, Inc. Statements of Changes in Net Assets

(unaudited)

	Lazard Retirement Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets From
Operations
Net investment income (loss)	$5,752,852	$10,329,903
Net realized gain (loss)	44,795,326	23,772,066
Net change in unrealized appreciation (depreciation)	41,940,223	84,264,273
Net increase (decrease) resulting from operations	92,488,401	118,366,242

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Service Shares	—	(6,141,349)
Investor Shares	—	(3,530,073)
Net decrease in net assets resulting from distributions	—	(9,671,422)

Capital stock transactions
Net proceeds from sales
Service Shares	23,788,201	21,194,397
Investor Shares	44,331,025	63,975,032
Net proceeds from reinvestment of distributions
Service Shares	—	6,141,349
Investor Shares	—	3,530,073
Cost of shares redeemed
Service Shares	(48,816,668)	(59,599,495)
Investor Shares	(44,173,087)	(22,408,588)
Net increase (decrease) in net assets from capital stock transactions	(24,870,529)	12,832,768
Total increase (decrease) in net assets	67,617,872	121,527,588
Net assets at beginning of period	416,615,127	295,087,539
Net assets at end of period	$484,232,999	$416,615,127

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	8,318,245	9,609,618
Shares sold	696,779	832,495
Shares issued to shareholders from reinvestment of distributions	—	233,423
Shares redeemed	(1,428,583)	(2,357,291)
Net increase (decrease)	(731,804)	(1,291,373)
Shares outstanding at end of period	7,586,441	8,318,245

Investor Shares
Shares outstanding at beginning of period	5,696,492	4,068,065
Shares sold	1,337,073	2,398,149
Shares issued to shareholders from reinvestment of distributions	—	135,929
Shares redeemed	(1,323,328)	(905,651)
Net increase (decrease)	13,745	1,628,427
Shares outstanding at end of period	5,710,237	5,696,492

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio		Lazard Retirement International Equity Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$138,786	$3,254,789	$1,260,305	$1,844,245
1,349,065	38,396,313	11,134,810	18,511,186
(422,634)	(20,643,091)	(2,111,599)	11,836,692
1,065,217	21,008,011	10,283,516	32,192,123

—	(7,874,821)	—	(6,595,753)
—	(41,623)	—	—
—	(7,916,444)	—	(6,595,753)

1,410,235	9,954,452	21,856,868	18,952,209
51,984	158,339	—	—

—	7,874,821	—	6,595,753
—	41,623	—	—

(1,258,076)	(232,105,265)	(12,999,106)	(45,053,352)
(51,143)	(441,708)	—	—

153,000	(214,517,738)	8,857,762	(19,505,390)
1,218,217	(201,426,171)	19,141,278	6,090,980
17,817,087	219,243,258	106,995,592	100,904,612
$19,035,304	$17,817,087	$126,136,870	$106,995,592

1,176,113	16,787,427	9,125,708	10,839,522
94,436	731,778	1,766,057	1,786,563

—	576,066	—	593,677
(84,219)	(16,919,158)	(1,039,849)	(4,094,054)
10,217	(15,611,314)	726,208	(1,713,814)
1,186,330	1,176,113	9,851,916	9,125,708

52,905	68,917	—	—
3,445	11,603	—	—

—	3,031	—	—
(3,376)	(30,646)	—	—
69	(16,012)	—	—
52,974	52,905	—	—

Semi-Annual Financial Statements   41

Lazard Retirement Series, Inc. Financial Highlights (unaudited)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Service Shares
Net asset value, beginning of period	$29.88	$21.65	$20.83	$17.92	$21.86	$21.12
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.39	0.76	0.75	0.74	0.89	0.61
Net realized and unrealized gain (loss)	6.32	8.19	0.82	3.14	(4.18)	0.55
Total from investment operations	6.71	8.95	1.57	3.88	(3.29)	1.16
Less distributions from:
Net investment income	—	(0.72)	(0.75)	(0.97)	(0.65)	(0.42)
Total distributions	—	(0.72)	(0.75)	(0.97)	(0.65)	(0.42)
Net asset value, end of period	$36.59	$29.88	$21.65	$20.83	$17.92	$21.86
Total Return (b)	22.46%	41.77%	7.43%	22.27%	–15.12%	5.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$277,589	$248,510	$208,054	$230,885	$219,359	$290,586
Ratios to average net assets (c):
Net expenses	1.34%	1.38%	1.40%	1.42%	1.38%	1.38%
Gross expenses	1.35%	1.39%	1.41%	1.42%	1.38%	1.38%
Net investment income (loss)	2.33%	2.99%	3.41%	3.81%	4.65%	2.72%
Portfolio turnover rate	22%	30%	23%	25%	25%	35%

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Investor Shares
Net asset value, beginning of period	$29.51	$21.39	$20.59	$17.72	$21.64	$20.91
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.44	0.81	0.79	0.79	0.94	0.66
Net realized and unrealized gain (loss)	6.24	8.09	0.82	3.10	(4.16)	0.55
Total from investment operations	6.68	8.90	1.61	3.89	(3.22)	1.21
Less distributions from:
Net investment income	—	(0.78)	(0.81)	(1.02)	(0.70)	(0.48)
Total distributions	—	(0.78)	(0.81)	(1.02)	(0.70)	(0.48)
Net asset value, end of period	$36.19	$29.51	$21.39	$20.59	$17.72	$21.64
Total Return (b)	22.64%	42.12%	7.68%	22.61%	–14.96%	5.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$206,644	$168,105	$87,033	$92,335	$82,189	$104,568
Ratios to average net assets (c):
Net expenses	1.09%	1.13%	1.15%	1.17%	1.13%	1.14%
Gross expenses	1.10%	1.14%	1.16%	1.17%	1.13%	1.14%
Net investment income (loss)	2.65%	3.19%	3.63%	4.08%	4.94%	2.97%
Portfolio turnover rate	22%	30%	23%	25%	25%	35%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   43

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Service Shares
Net asset value, beginning of period	$14.49	$13.01	$11.98	$11.44	$14.72	$13.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.26	0.21	0.22	0.19	0.12
Net realized and unrealized gain (loss)	0.76	1.75	0.82	0.97	(2.72)	1.48
Total from investment operations	0.87	2.01	1.03	1.19	(2.53)	1.60
Less distributions from:
Net investment income	—	(0.15)	—	—	(0.01)	(0.41)
Net realized gains	—	(0.38)	—	(0.65)	(0.74)	—
Total distributions	—	(0.53)	—	(0.65)	(0.75)	(0.41)
Net asset value, end of period	$15.36	$14.49	$13.01	$11.98	$11.44	$14.72
Total Return (b)	6.00%	15.72%	8.60%	10.81%	–17.38%	11.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,217	$17,046	$218,342	$246,170	$263,766	$343,765
Ratios to average net assets (c):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	2.42%	1.23%	1.21%	1.24%	1.19%	1.20%
Net investment income (loss)	1.49%	1.91%	1.65%	1.88%	1.55%	0.82%
Portfolio turnover rate	37%	93%	63%	92%	87%	75%

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Investor Shares
Net asset value, beginning of period	$14.58	$13.07	$12.03	$11.46	$14.75	$13.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.27	0.23	0.24	0.21	0.14
Net realized and unrealized gain (loss)	0.75	1.79	0.81	0.98	(2.73)	1.49
Total from investment operations	0.87	2.06	1.04	1.22	(2.52)	1.63
Less distributions from:
Net investment income	—	(0.17)	—	—	(0.03)	(0.41)
Net realized gains	—	(0.38)	—	(0.65)	(0.74)	—
Total distributions	—	(0.55)	—	(0.65)	(0.77)	(0.41)
Net asset value, end of period	$15.45	$14.58	$13.07	$12.03	$11.46	$14.75
Total Return (b)	6.04%	16.06%	8.65%	11.06%	–17.28%	12.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$819	$771	$901	$810	$567	$543
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	2.75%	1.45%	1.52%	1.81%	1.88%	2.21%
Net investment income (loss)	1.62%	1.93%	1.80%	2.03%	1.73%	0.95%
Portfolio turnover rate	37%	93%	63%	92%	87%	75%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   45

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Service Shares
Net asset value, beginning of period	$11.72	$9.31	$9.09	$7.95	$11.00	$10.62
Income (Loss) from investment operations:
Net investment income (loss)	0.12	0.19	0.17	0.15	0.16	0.31
Net realized and unrealized gain (loss)	0.96	2.86	0.35	1.10	(1.80)	0.31
Total from investment operations	1.08	3.05	0.52	1.25	(1.64)	0.62
Less distributions from:
Net investment income	—	(0.23)	(0.28)	(0.11)	(0.35)	(0.11)
Net realized gains	—	(0.41)	(0.02)	—	(1.06)	(0.13)
Total distributions	—	(0.64)	(0.30)	(0.11)	(1.41)	(0.24)
Net asset value, end of period	$12.80	$11.72	$9.31	$9.09	$7.95	$11.00
Total Return (a)	9.22%	33.12%	5.63%	15.88%	–15.01%	5.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126,137	$106,996	$100,905	$114,495	$110,768	$139,609
Ratios to average net assets (b):
Net expenses	1.13%	1.11%	1.09%	1.21%	1.11%	1.10%
Gross expenses	1.19%	1.19%	1.20%	1.32%	1.19%	1.18%
Net investment income (loss)	2.14%	1.62%	1.54%	1.71%	1.62%	2.73%
Portfolio turnover rate	40%	45%	39%	41%	31%	37%

†	Unaudited
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.
(b)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Notes to Financial Statements
June 30, 2026 (unaudited)

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of fifteen no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. As of June 30, 2026, only the following three Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio and Lazard Retirement International Equity Portfolio. The other twelve Portfolios have not commenced operations.

Each Portfolio offers Service Shares and Emerging Markets Equity and Global Dynamic Multi-Asset also offer Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to, and expenses borne by, each class of shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Portfolios are investment companies and therefore apply specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the

Semi-Annual Financial Statements   47

Nasdaq Official Closing Price. If there is no available closing price for a non-U.S. listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which

48   Semi-Annual Financial Statements

market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-U.S. securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has

Semi-Annual Financial Statements   49

been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

50   Semi-Annual Financial Statements

During the period ended June 30, 2026, Global Dynamic Multi-Asset traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, none of the Portfolios had unused realized capital loss carryovers.

During the year ended December 31, 2025, the following Portfolio utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Emerging Markets Equity	$14,042,278

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity	$326,224,099	$181,333,197	$23,021,986	$158,311,211
Global Dynamic Multi-Asset	14,351,407	5,065,144	376,374	4,688,770
International Equity	106,183,119	24,353,135	3,882,810	20,470,325

Semi-Annual Financial Statements   51

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends, if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, certain expenses, currency straddles, wash sales, forward contracts being marked to market, net operating losses, passive foreign investment companies, distribution redesignations, capital loss carryforwards, equalization, foreign bond bifurcation, return of capital distributions, premium amortization, non-deductible organization expenses and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Allocation of Expenses—Expenses common to the Fund, Lazard Active ETF Trust, The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered

52   Semi-Annual Financial Statements

management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds (or a series thereof, as applicable) are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Service Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities of such class, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations and

Semi-Annual Financial Statements   53

the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Emerging Markets Equity	1.00%
Global Dynamic Multi-Asset	0.75
International Equity	0.75

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2027 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Service Shares	Investor Shares
Emerging Markets Equity	1.40%	1.15%
Global Dynamic Multi-Asset (a)	1.05	0.90
International Equity	1.10	N/A

(a)	This agreement will continue in effect until May 1, 2036 for Investor Shares.

Additionally, each Portfolio may invest in other investment companies managed by the Investment Manager. The Portfolio deducts any fees charged by such investment company from the payment to be made to the Investment Manager under the Management Agreement.

54   Semi-Annual Financial Statements

During the period ended June 30, 2026, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Emerging Markets Equity	$6,813	$—	$4,887	$—
Global Dynamic Multi-Asset	66,439	54,995	3,003	4,414
International Equity	39,006	—	—	—

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for certain distribution activities and providing services to holders of the Portfolio’s Service Shares. The Distributor may make payments to participating insurance companies or to other third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

Semi-Annual Financial Statements   55

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

Portfolio	Purchases	Sales
Emerging Markets Equity	$101,419,886	$111,512,774
Global Dynamic Multi-Asset	6,386,216	8,367,931
International Equity	54,968,206	46,122,882

	U.S. Treasury Securities
Portfolio	Purchases	Sales
Global Dynamic Multi-Asset	$61,975	$199,950

For the period ended June 30, 2026, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

56   Semi-Annual Financial Statements

A summary of the Fund’s transactions in Lazard mutual funds for the period ended June 30, 2026 is as follows:

Issuer	Values at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2026	Values at June 30, 2026

Emerging Markets Equity
Lazard Government Money Market Portfolio	$19,021,474	$79,382,318	$(86,953,457)	$—	$—	$270,823	11,450,335	$11,450,335

Global Dynamic Multi-Asset
Lazard Emerging Markets Opportunities ETF	$909,652	$933,344	$(1,817,965)	$(37,181)	$12,150	$—	—	$—
Lazard Government Money Market Portfolio	118,975	4,640,353	(2,556,861)	—	—	21,280	2,202,467	2,202,467
Total	$1,028,627	$5,573,697	$(4,374,826)	$(37,181)	$12,150	$21,280	2,202,467	$2,202,467

International Equity
Lazard Government Money Market Portfolio	$2,936,825	$41,354,386	$(39,280,710)	$—	$—	$52,788	5,010,501	$5,010,501

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market,

Semi-Annual Financial Statements   57

economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of

58   Semi-Annual Financial Statements

company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may also subject the Portfolio’s investments to changes in currency rates, which can make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, as a result of trade restrictions (including tariffs) and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the threat or imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets, thus, a Portfolio may be unable to liquidate its positions in such securities at a favorable time or price. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal,

Semi-Annual Financial Statements   59

market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. Emerging market countries may also be more susceptible to fraud, corruption, and money laundering, which may result in negative commercial consequences in relation to the value, liquidity and tradability of investments in or related to those regions.

(d) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager generally does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

(e) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices.

60   Semi-Annual Financial Statements

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such

Semi-Annual Financial Statements   61

as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(f) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for

62   Semi-Annual Financial Statements

hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational risk (including from documentation issues, settlement issues, systems failures, inadequate controls, and human error) and legal risk (including risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract).

(g) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct

Semi-Annual Financial Statements   63

investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

(i) Sector Risk—When a significant portion of a Portfolio’s assets are invested in a particular market sector, a Portfolio would be expected to be affected by developments in that sector.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

64   Semi-Annual Financial Statements

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Semi-Annual Financial Statements   65

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2026:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026

Emerging Markets Equity Portfolio
Common Stocks*
Argentina	$4,295,654	$—	$—	$4,295,654
Brazil	53,992,901	—	—	53,992,901
China	—	104,473,831	—	104,473,831
Czech Republic	—	2,506,426	—	2,506,426
Egypt	94,174	4,229,503	—	4,323,677
France	—	4,333,327	—	4,333,327
Greece	—	9,536,282	—	9,536,282
Hungary	—	14,929,821	—	14,929,821
India	5,084,797	23,054,713	—	28,139,510
Indonesia	4,368,631	12,523,882	—	16,892,513
Mexico	26,583,359	—	—	26,583,359
Peru	5,967,586	—	—	5,967,586
Philippines	—	4,190,618	—	4,190,618
Russia	—	—	2	2
South Africa	—	32,571,274	—	32,571,274
South Korea	—	61,510,239	—	61,510,239
Taiwan	—	81,928,962	—	81,928,962
Thailand	—	5,155,872	—	5,155,872
Turkey	—	4,356,704	—	4,356,704
United Kingdom	—	4,319,941	—	4,319,941
United States	3,076,476	—	—	3,076,476
Short-Term Investments	11,450,335	—	—	11,450,335
Total	$114,913,913	$369,621,395	$2	$484,535,310

66   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026

Global Dynamic Multi-Asset Portfolio
Assets:
Common Stocks*
Australia	$—	$121,127	$—	$121,127
Belgium	—	17,068	—	17,068
Bermuda	8,656	—	—	8,656
Canada	420,918	—	—	420,918
China	—	36,620	—	36,620
Colombia	3,710	—	—	3,710
Denmark	13,903	51,705	—	65,608
Finland	—	13,329	—	13,329
France	—	397,907	—	397,907
Germany	—	86,546	—	86,546
Hong Kong	—	142,812	—	142,812
Indonesia	—	4,565	—	4,565
Israel	2,684	60,171	—	62,855
Italy	—	52,315	—	52,315
Ivory Coast	—	11,231	—	11,231
Japan	10,234	736,446	—	746,680
Netherlands	187,606	75,932	—	263,538
Norway	—	48,755	—	48,755
Portugal	—	15,333	—	15,333
Singapore	—	44,151	—	44,151
Spain	—	70,178	—	70,178
Sweden	22,925	25,569	—	48,494
Switzerland	45,362	48,146	—	93,508
United Kingdom	13,459	550,709	—	564,168
United States	8,935,289	209,327	—	9,144,616
Corporate Bonds*	—	1,209,435	—	1,209,435
Foreign Government Obligations*	—	2,286,179	—	2,286,179
Quasi Government Bonds*	—	84,665	—	84,665
Supranational Bonds	—	406,959	—	406,959
U.S. Municipal Bonds	—	99,224	—	99,224
U.S. Treasury Securities	—	267,912	—	267,912
Warrants*	—	—	—	—
Short-Term Investments	2,202,467	—	—	2,202,467
Other Financial Instruments†
Forward Currency Contracts	—	23,076	—	23,076
Total	$11,867,213	$7,197,392	$—	$19,064,605
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(24,428)	$—	$(24,428)

Semi-Annual Financial Statements   67

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026

International Equity Portfolio
Common Stocks*
Australia	$—	$3,243,162	$—	$3,243,162
Belgium	—	1,202,778	—	1,202,778
Canada	905,809	—	—	905,809
China	—	2,038,217	—	2,038,217
France	—	17,722,905	—	17,722,905
Germany	—	9,568,370	—	9,568,370
Greece	—	2,265,962	—	2,265,962
Hong Kong	—	4,061,220	—	4,061,220
Italy	—	5,473,994	—	5,473,994
Japan	—	28,401,680	—	28,401,680
Mexico	1,169,693	—	—	1,169,693
Netherlands	—	4,405,796	—	4,405,796
South Africa	—	1,505,272	—	1,505,272
South Korea	—	3,596,417	—	3,596,417
Spain	—	2,834,640	—	2,834,640
Sweden	—	1,106,877	—	1,106,877
Switzerland	—	1,305,719	—	1,305,719
Taiwan	2,029,673	1,135,874	—	3,165,547
United Kingdom	—	19,377,553	—	19,377,553
United States	4,278,533	2,518,601	—	6,797,134
Preferred Stocks*	1,494,198	—	—	1,494,198
Short-Term Investments	5,010,501	—	—	5,010,501
Total	$14,888,407	$111,765,037	$—	$126,653,444

*	Portfolio holdings are disclosed on an individual basis in the Portfolios of Investments.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

68   Semi-Annual Financial Statements

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of the investment or if a price is not available through a pricing source in the Fund’s pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

9. Derivative Instruments

Global Dynamic Multi-Asset may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2026, Global Dynamic Multi-Asset’s approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$2,400,000
Average amounts sold	$2,300,000

Semi-Annual Financial Statements   69

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June  30, 2026:

Assets–Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$23,076

Liabilities–Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$24,428

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2026 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(29,657)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$15,392

None of the other Portfolios traded in derivative instruments during the period ended June 30, 2026.

As of June 30, 2026, Global Dynamic Multi-Asset held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

70   Semi-Annual Financial Statements

The required information for the affected Portfolio is presented in the below table, as of June 30, 2026:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$23,076	$—	$23,076

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank N.A.	$5,160	$(5,160)	$—	$—
HSBC Bank USA N.A.	8,096	(8,096)	—	—
JPMorgan Chase Bank N.A.	475	(475)	—	—
Morgan Stanley & Co.	9,345	(2,370)	—	6,975
Total	$23,076	$(16,101)	$—	$6,975

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward currency contracts	$24,428	$—	$24,428

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank N.A.	$7,988	$(5,160)	$—	$2,828
HSBC Bank USA N.A.	11,711	(8,096)	—	3,615
JPMorgan Chase Bank N.A.	2,359	(475)	—	1,884
Morgan Stanley & Co.	2,370	(2,370)	—	—
Total	$24,428	$(16,101)	$—	$8,327

Semi-Annual Financial Statements   71

10. Segment Reporting

The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

11. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

72   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Semi-Annual Financial Statements   73

Lazard Retirement Series, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on May 27, 2026 and June 30, 2026, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 30, 2026 meeting, additional information requested by the Independent Directors at the May 27, 2026 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each active Portfolio (as defined below) as well as performance information for comparable funds, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds and other clients of the Investment Manager, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each active Portfolio, (v) whether economies of scale have been realized as each active Portfolio grows and whether potential economies have been shared, in some

74   Semi-Annual Financial Statements

measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2026, the Lazard Fund Complex of 29 active funds comprised approximately $26.3 billion of the approximately $259.2 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; each

Semi-Annual Financial Statements   75

active Portfolio’s asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a fund complex of comparable size not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Only the Emerging Markets Equity, Global Dynamic Multi-Asset and International Equity Portfolios (the “active Portfolios”) had commenced operations. For all other Portfolios (the “inactive Portfolios”) the Board determined to defer consideration of advisory fees in the Management Agreement (and review of net expense ratios) until a Portfolio was to commence operations, at which time current information regarding the advisory fee and the estimated net expense ratio would be considered. Accordingly, the following discussion of advisory fees, expense ratios and performance was limited to those of the three active Portfolios (and therefore all references in the discussion to one or more Portfolios refer to active Portfolio(s) unless otherwise stated).

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of variable annuity underlying funds (i.e., funds offered only through variable annuity contracts, variable life insurance policies and/or certain qualified pension or retirement plans or other accounts permitting accumulation of assets on a tax-deferred basis) not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for

76   Semi-Annual Financial Statements

expense and performance comparison purposes, based on ISS’s methodology (the “Peer Group”); and

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and the net expense ratios of each Portfolio were generally competitive within each Portfolio’s respective Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the active and inactive Portfolios, pursuant to which the Investment Manager was currently waiving certain advisory fees and/or reimbursing certain expenses for the three active Portfolios. The Board also received a description of ISS’s methodology for its construction of the Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in

Semi-Annual Financial Statements   77

services provided and/or different competitive markets and other factors, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each active Portfolio’s performance for the one-, three-, five- and ten-year periods ended February 28, 2026, compared to performance for the same time periods to that of:

●	the Peer Group;

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

When evaluating the performance of each active Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each active Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2025 and the Investment Manager’s cost allocation methodology to compute an estimate of each active Portfolio’s costs to the Investment Manager. The Investment

78   Semi-Annual Financial Statements

Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the active Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Service Shares.

The Board considered that the profitability percentages were within or below ranges determined not to be excessive by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each active Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each active Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each active Portfolio had decreased over the most recently completed calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale was reduced.

Semi-Annual Financial Statements   79

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the May 27, 2026 and June 30, 2026 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the active Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with the Investment Manager’s global asset management business.

●	For the active Portfolios, the Board concluded that each Portfolio’s fee paid to the Investment Manager was supported by the factors considered by the Board in light of the totality of the services provided.

80   Semi-Annual Financial Statements

●	The Board, after considering the information provided and the totality of the relevant circumstances for each active Portfolio, concluded that the investment performance of each active Portfolio was acceptable.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the active Portfolios increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Semi-Annual Financial Statements   81

Lazard Retirement Series, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Lazard Asset Management LLC ● 30 Rockefeller Plaza ● New York, NY 10112 ● www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.

LZDPS010

We Recycle This document is printed on recycled paper.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Jennifer A. Ryan

Jennifer A. Ryan

Principal Executive Officer

Date: August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jennifer A. Ryan

Jennifer A. Ryan

Principal Executive Officer

Date: August 19, 2026

By /s/ Christina Kennedy

Christina Kennedy

Principal Financial Officer

Date: August 19, 2026